Convertible Preferred Stock (Details Textual) - $ / shares		3 Months Ended								6 Months Ended	12 Months Ended
	Sep. 01, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock dividend, payable semi-annually, description										The three-year anniversary of the initial investment date occurred during the second half of 2017 for $5.2 million and the first quarter of 2018 for the remaining $0.3 million originally issued Convertible Preferred Stock and therefore dividends on those investments will be paid via issuance of common shares at all future dividend dates.	The preferred stock entitles its holders to a 6% dividend, payable semi-annually in cash or in kind through the three-year anniversary of the original issue date, and from and after such three-year anniversary in duly authorized, validly issued, fully paid and non-assessable shares of common stock. The three-year anniversary of the initial investment date occurred during the second half of 2017 for $5.2 million of the $5.5 million originally issued Convertible Preferred Stock and therefore dividends on those investments were paid via issuance of common shares as of the year-end date.
Converions of common stock			518,431
Converted shares of stock conversion						307,500						307,500
Common stock at the conversion rate											$ 0.255
Preferred stock redemption, description											From and after the three-year anniversary of the date of issuance, the Company has the right (but not the obligation), upon at least 30 days prior written notice, to call some or all of the Series A Preferred Stock for redemption at any time after the common stock has had a closing price on the relevant trading market, for a period of at least 15 consecutive days, all of which must be after the three-year anniversary date of the purchase agreement, equal to at least one and one-half times the initial conversion price.
Preferred stock dividend entitles										6.00%
Initial conversion price										$ 0.255
Common Stock [Member]
Aggregate shares issued											718,840	0
Converions of common stock											8,806,906	1,205,882
Preferred Stock [Member]
Aggregate shares issued											245,816	452,224
Rick Mills [Member]
Aggregate shares issued	3,198,054
ConeXus [Member]
Aggregate shares issued	5,631,373
Majority-Owned Subsidiary, Unconsolidated [Member]
Converions of common stock				50,000	942,157	517,647	296,078		392,157
Investor [Member]
Conversion shares of preferred stock											2,245,511	307,500
Converted shares of stock conversion		8,806,906				1,205,882					8,806,906	1,205,882
Convertible Preferred Stock [Member]
Conversion shares of preferred stock										252,750
Converions of common stock										992,157
Series A Convertible Preferred Stock Two [Member]
Conversion shares of preferred stock										1,529
Converions of common stock										6,636
Series A Convertible Preferred Stock One [Member]
Conversion shares of preferred stock										124,985
Converions of common stock										490,137
Series A Convertible Preferred Stock [Member]
Conversion shares of preferred stock			132,200	12,750	240,250	132,000	75,500		100,000	166,056	385,200	307,500
Converions of common stock										791,705
Converted shares of stock conversion		385,200				1,205,882					385,200	1,205,882
Common stock at the conversion rate												$ 0.255
Series A Convertible Preferred Stock [Member] | Majority-Owned Subsidiary, Unconsolidated [Member]
Conversion shares of preferred stock			132,200	12,750	240,250	132,000	75,500		100,000
Series Two Preferred Stock [Member]
Conversion shares of preferred stock			1,860,561
Converions of common stock			7,296,318								1,860,561
Converted shares of stock conversion		8,806,906									8,806,906
Common stock at the conversion rate											$ 0.255